Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
Advance hire, prepaid expenses and other current assets were comprised of the following:

	June 30, 2015	December 31, 2014
	(unaudited)
Advance hire	$3,851,954	$4,345,959
Prepaid expenses	1,335,877	427,889
Other current assets	194,219	1,794,386
	$5,382,050	$6,568,234

Schedule of Accounts Payable and Accrued Liabilities
Accounts payable, accrued expenses and other current liabilities were comprised of the following:

	June 30, 2015	December 31, 2014
	(unaudited)
Accounts payable	$16,348,655	$33,538,153
Accrued voyage expenses	6,762,532	4,651,503
Accrued interest	1,220,073	540,862
Other accrued liabilities	587,244	1,471,276
	$24,918,504	$40,201,794